FMI FOCUS FUND
SUMMARY SECTION
Investment Objective:
FMI Focus Fund (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	FMI FOCUS FUND FMI FOCUS FUND-FMI FOCUS FUND
Maximum Sales Charge (Load) Imposed on Purchase	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FMI FOCUS FUND FMI FOCUS FUND-FMI FOCUS FUND
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FMI FOCUS FUND FMI FOCUS FUND-FMI FOCUS FUND	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in a nnual f und o perating e xpenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies:
The Fund may invest in stocks of companies of all sizes, but primarily invests in small- to medium-capitalization (namely, less than  $5 billion market capitalization) United States companies, that have substantial capital appreciation potential. Many of these companies have little or no following by the major stock brokerage firms. The Fund looks for stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. The Fund takes a "focused" approach to investing, meaning the Fund conducts extensive research (namely, focuses) on each prospective investment before purchasing.

The Fund's portfolio managers actively trade the Fund's portfolio. The Fund's portfolio managers may also use the following investment techniques:

•Effect "short sales" of a security when they think it will decline in value.

•Purchase securities with borrowed funds.

•Purchase put and call options and write call options on securities and stock indexes.

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund's portfolio managers will generally sell a portfolio security when they believe:

•The security has achieved its value potential.

•Such sale is necessary for portfolio diversification.

•Changing fundamentals signal a deteriorating value potential.

•Other securities have a better value potential.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk:

• Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

• Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

• Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

• Value Investing Risk: The Fund's portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value"
investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

• Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's
Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund. The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.

• Leverage Risk: When our portfolio managers purchase securities with borrowed funds, they engage in a speculative investment practice called "leverage." When the Fund engages in "leverage," it has the potential to incur losses greater than if it had not engaged in leverage.

• Options Writing and Selling Risk: If the Fund purchases an option and the price of the underlying stock or index moves in the wrong direction, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. Similarly, the Fund likely will lose money if the underlying stock or index of a call option it has written increases in value. It is possible that there may be times when a market for the Fund's outstanding options does not exist.

• Short Sales Risk: The risk of incurring losses due to an appreciation in value of a security that was sold short. Losses may incur if a short position is closed out earlier than the Fund had intended.  The p otential loss is unlimited.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Russell 2000 Index and the Russell 2000 Growth Index. For
additional information on these indexes, please see "Index Descriptions" in the
Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
http://www.fmifunds.com.

FMI Focus Fund (Annual total return as of 12/31)
During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 28.27% (quarter ended December 31, 2001 ) and the lowest total return for a quarter was -23.77% (quarter ended December 31 2008).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs")

Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns FMI FOCUS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 2000 ® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
Russell 2000 ® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%
FMI FOCUS FUND-FMI FOCUS FUND	FMI Focus Fund Return before taxes	29.55%	8.04%	6.92%
FMI FOCUS FUND-FMI FOCUS FUND After Taxes on Distributions	FMI Focus Fund Return after taxes on distributions	29.55%	6.60%	5.87%
FMI FOCUS FUND-FMI FOCUS FUND After Taxes on Distributions and Sales	FMI Focus Fund Return after taxes on distributions and sale of Fund shares	19.21%	6.51%	5.70%

FMI FOCUS FUND | FMI FOCUS FUND-FMI FOCUS FUND

FMI LARGE CAP FUND
SUMMARY SECTION
Investment Objective:
FMI Large Cap Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	FMI LARGE CAP FUND FMI LARGE CAP FUND-FMI LARGE CAP FUND
Maximum Sales Charge (Load) Imposed on Purchase	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FMI LARGE CAP FUND FMI LARGE CAP FUND-FMI LARGE CAP FUND
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.97%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FMI LARGE CAP FUND FMI LARGE CAP FUND-FMI LARGE CAP FUND	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in a nnual f und o perating e xpenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests mainly in a limited number of
large capitalization (namely, companies with more than  $5 billion market capitalization) value stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. In addition, the Fund invests in American Depositary Receipts or
"ADRs" which are dollar-denominated securities of foreign issuers traded in the
U.S.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:

•A strong, defendable market niche or products and services niche that is difficult to replicate

•A high degree of relative recurring revenue

•Modestly priced products or services

•Attractive return-on-investment economics (namely, where return on investment exceeds a company's cost of capital over a three to five year period)

•Above-average growth or improving profitability prospects

The Fund considers valuation:

•On both an absolute and relative to the market basis

•Utilizing both historical and prospective analysis

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund's portfolio managers will generally sell a portfolio security when they believe:

•The security has achieved its value potential

•Such sale is necessary for portfolio diversification

•Changing fundamentals signal a deteriorating value potential

•Other securities have a better value potential

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

• Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

• Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

• Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.

• Value Investing Risk: The Fund's portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value"
investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

• Foreign Securities Risk: Investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S.
companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

• Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's
Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund. The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Standard & Poor's Composite Index of 500 Stocks ("S&P
500"). For additional information on this index, please see "Index Description"
in the Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
http://www.fmifunds.com.

FMI Large Cap Fund (Annual total return as of 12/31)
During the nine year period shown on the bar chart, the Fund's highest total return for a quarter was 15.06% (quarter ended June 30, 2003) and the lowest total return for a quarter was -18.29% (quarter ended December 31, 2008).  Inception date of the Fund was December 31, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor . The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Average Annual Total Returns (for the periods ended December 31, 2010 )
Average Annual Total Returns FMI LARGE CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.01%	Dec 31, 2001	[1]
FMI LARGE CAP FUND-FMI LARGE CAP FUND	FMI Large Cap Fund Return before taxes	11.41%	5.11%	7.01%	Dec 31, 2001	[1]
FMI LARGE CAP FUND-FMI LARGE CAP FUND After Taxes on Distributions	FMI Large Cap Fund Return after taxes on distributions	11.26%	4.73%	6.60%	Dec 31, 2001	[1]
FMI LARGE CAP FUND-FMI LARGE CAP FUND After Taxes on Distributions and Sales	FMI Large Cap Fund Return after taxes on distributions and sale of Fund shares	7.61%	4.30%	6.00%	Dec 31, 2001	[1]
[1]	The Fund commenced operations on December 31, 2001.

FMI LARGE CAP FUND | FMI LARGE CAP FUND-FMI LARGE CAP FUND

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	FMI FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001023391
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
FMI FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
FMI Focus Fund (the "Fund") seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in a nnual f und o perating e xpenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund may invest in stocks of companies of all sizes, but primarily invests in small- to medium-capitalization (namely, less than  $5 billion market capitalization) United States companies, that have substantial capital appreciation potential. Many of these companies have little or no following by the major stock brokerage firms. The Fund looks for stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. The Fund takes a "focused" approach to investing, meaning the Fund conducts extensive research (namely, focuses) on each prospective investment before purchasing.

The Fund's portfolio managers actively trade the Fund's portfolio. The Fund's portfolio managers may also use the following investment techniques:

•Effect "short sales" of a security when they think it will decline in value.

•Purchase securities with borrowed funds.

•Purchase put and call options and write call options on securities and stock indexes.

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund's portfolio managers will generally sell a portfolio security when they believe:

•The security has achieved its value potential.

•Such sale is necessary for portfolio diversification.

•Changing fundamentals signal a deteriorating value potential.

•Other securities have a better value potential.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk:

• Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

• Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

• Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

• Value Investing Risk: The Fund's portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value"
investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

• Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's
Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund. The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.

• Leverage Risk: When our portfolio managers purchase securities with borrowed funds, they engage in a speculative investment practice called "leverage." When the Fund engages in "leverage," it has the potential to incur losses greater than if it had not engaged in leverage.

• Options Writing and Selling Risk: If the Fund purchases an option and the price of the underlying stock or index moves in the wrong direction, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. Similarly, the Fund likely will lose money if the underlying stock or index of a call option it has written increases in value. It is possible that there may be times when a market for the Fund's outstanding options does not exist.

• Short Sales Risk: The risk of incurring losses due to an appreciation in value of a security that was sold short. Losses may incur if a short position is closed out earlier than the Fund had intended.  The p otential loss is unlimited.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Russell 2000 Index and the Russell 2000 Growth Index. For
additional information on these indexes, please see "Index Descriptions" in the
Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
http://www.fmifunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Russell 2000 Index and the Russell 2000 Growth Index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.fmifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	FMI Focus Fund (Annual total return as of 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 28.27% (quarter ended December 31, 2001 ) and the lowest total return for a quarter was -23.77% (quarter ended December 31 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs")

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010 )
FMI FOCUS FUND | FMI FOCUS FUND-FMI FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMIOX
Maximum Sales Charge (Load) Imposed on Purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2001	rr_AnnualReturn2001	2.53%
Annual Return 2002	rr_AnnualReturn2002	(22.24%)
Annual Return 2003	rr_AnnualReturn2003	48.11%
Annual Return 2004	rr_AnnualReturn2004	7.05%
Annual Return 2005	rr_AnnualReturn2005	4.93%
Annual Return 2006	rr_AnnualReturn2006	12.78%
Annual Return 2007	rr_AnnualReturn2007	3.38%
Annual Return 2008	rr_AnnualReturn2008	(30.47%)
Annual Return 2009	rr_AnnualReturn2009	40.16%
Annual Return 2010	rr_AnnualReturn2010	29.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.77%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FMI Focus Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.92%
FMI FOCUS FUND | FMI FOCUS FUND-FMI FOCUS FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FMI Focus Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.87%
FMI FOCUS FUND | FMI FOCUS FUND-FMI FOCUS FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FMI Focus Fund Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.70%
FMI FOCUS FUND | Russell 2000 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
FMI FOCUS FUND | Russell 2000 ® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
FMI LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
FMI Large Cap Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in a nnual f und o perating e xpenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests mainly in a limited number of
large capitalization (namely, companies with more than  $5 billion market capitalization) value stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. In addition, the Fund invests in American Depositary Receipts or
"ADRs" which are dollar-denominated securities of foreign issuers traded in the
U.S.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:

•A strong, defendable market niche or products and services niche that is difficult to replicate

•A high degree of relative recurring revenue

•Modestly priced products or services

•Attractive return-on-investment economics (namely, where return on investment exceeds a company's cost of capital over a three to five year period)

•Above-average growth or improving profitability prospects

The Fund considers valuation:

•On both an absolute and relative to the market basis

•Utilizing both historical and prospective analysis

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund's portfolio managers will generally sell a portfolio security when they believe:

•The security has achieved its value potential

•Such sale is necessary for portfolio diversification

•Changing fundamentals signal a deteriorating value potential

•Other securities have a better value potential

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

• Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

• Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

• Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.

• Value Investing Risk: The Fund's portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value"
investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

• Foreign Securities Risk: Investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S.
companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

• Market Timing Risk: Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. However, the Fund's
Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund. The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Standard & Poor's Composite Index of 500 Stocks ("S&P
500"). For additional information on this index, please see "Index Description"
in the Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
http://www.fmifunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the performance of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500").
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.fmifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	FMI Large Cap Fund (Annual total return as of 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the nine year period shown on the bar chart, the Fund's highest total return for a quarter was 15.06% (quarter ended June 30, 2003) and the lowest total return for a quarter was -18.29% (quarter ended December 31, 2008).  Inception date of the Fund was December 31, 2001.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor .
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  In certain cases, the figure representing "Return after taxes on distributions and sale of Fund shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor . The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010 )
FMI LARGE CAP FUND | FMI LARGE CAP FUND-FMI LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMIHX
Maximum Sales Charge (Load) Imposed on Purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2002	rr_AnnualReturn2002	(15.00%)
Annual Return 2003	rr_AnnualReturn2003	31.55%
Annual Return 2004	rr_AnnualReturn2004	17.52%
Annual Return 2005	rr_AnnualReturn2005	9.12%
Annual Return 2006	rr_AnnualReturn2006	16.68%
Annual Return 2007	rr_AnnualReturn2007	4.11%
Annual Return 2008	rr_AnnualReturn2008	(26.91%)
Annual Return 2009	rr_AnnualReturn2009	29.68%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FMI Large Cap Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[1]
FMI LARGE CAP FUND | FMI LARGE CAP FUND-FMI LARGE CAP FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FMI Large Cap Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[1]
FMI LARGE CAP FUND | FMI LARGE CAP FUND-FMI LARGE CAP FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FMI Large Cap Fund Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[1]
FMI LARGE CAP FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001	[1]

[1]	The Fund commenced operations on December 31, 2001.